UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Suite 2; Omaha, NE 68130

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  9/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNF SSgA Sector Rotation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014
Shares		Value
	COMMON STOCK - 99.7%
	ADVERTISING - 0.2%
3,030	Omnicom Group, Inc.	$ 208,646

	AEROSPACE & DEFENSE - 1.0%
1,170	AAR Corp.	28,255
1,145	Curtiss-Wright Corp.	75,478
1,565	Ducommun, Inc. *	42,897
475	Esterline Technologies Corp. *	52,853
1,925	Orbital Sciences Corp. *	53,515
16,950	Spirit AeroSystems Holdings, Inc. - Cl. A *	645,117
505	Teledyne Technologies, Inc. *	47,475
		945,590
	AGRICULTURE - 0.7%
3,195	Alliance One International, Inc. *	6,294
4,730	Bunge Ltd.	398,408
4,430	Lorillard, Inc.	265,401
		670,103
	AIRLINES - 1.2%
600	Alaska Air Group, Inc.	26,124
9,475	JetBlue Airways Corp. *	100,625
29,930	Southwest Airlines Co.	1,010,736
385	Spirit Airlines, Inc. *	26,619
		1,164,104
	APPAREL - 1.3%
2,600	Deckers Outdoor Corp. *	252,668
8,270	Hanesbrands, Inc.	888,529
2,555	Skechers U.S.A., Inc. - Cl. A *	136,207
		1,277,404
	AUTO MANUFACTURERS - 0.1%
4,245	Wabash National Corp. *	56,543

	AUTO PARTS & EQUIPMENT - 1.2%
1,320	Cooper Tire & Rubber Co.	37,884
1,900	Dana Holding Corp.	36,423
8,265	Lear Corp.	714,179
9,770	Meritor, Inc. *	106,005
1,350	Tenneco, Inc. *	70,619
3,350	Tower International, Inc. *	84,387
1,330	TRW Automotive Holdings Corp. *	134,663
		1,184,160

JNF SSgA Sector Rotation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	BANKS - 4.1%
990	BancFirst Corp.	$ 61,934
6,510	Bank of Hawaii Corp.	369,833
1,405	Bank of the Ozarks, Inc.	44,286
910	Banner Corp.	35,008
5,700	BOK Financial Corp.	378,936
11,450	Boston Private Financial Holdings, Inc.	141,865
5,420	Cathay General Bancorp	134,579
15,590	Comerica, Inc.	777,317
1,385	First Financial Bancorp	21,925
4,175	First Interstate BancSystem, Inc. - Cl. A	110,930
1,775	First Merchants Corp.	35,873
710	Great Southern Bancorp, Inc.	21,541
22,300	Huntington Bancshares, Inc.	216,979
25,330	KeyCorp	337,649
2,150	Lakeland Financial Corp.	80,625
350	MainSource Financial Group, Inc.	6,038
4,860	MidSouth Bancorp, Inc.	90,882
840	Northrim BanCorp, Inc.	22,201
3,675	Preferred Bank *	82,761
6,000	PrivateBancorp, Inc.	179,460
4,180	S&T Bancorp, Inc.	98,063
2,550	Simmons First National Corp.	98,226
800	Suffolk Bancorp	15,528
2,860	SVB Financial Group *	320,577
6,350	Talmer Bancorp, Inc. - Cl. A	87,821
710	WesBanco, Inc.	21,719
1,000	West Bancorporation, Inc.	14,130
1,840	Western Alliance Bancorp *	43,976
1,740	Wintrust Financial Corp.	77,726
		3,928,388
	BEVERAGES - 0.9%
13,200	Dr Pepper Snapple Group, Inc.	848,892
760	National Beverage Corp. *	14,820
		863,712

JNF SSgA Sector Rotation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	BIOTECHNOLOGY - 2.5%
7,100	Achillion Pharmaceuticals, Inc. *	$ 70,858
4,800	Charles River Laboratories International, Inc. *	286,752
4,025	Halozyme Therapeutics, Inc. *	36,627
2,175	Isis Pharmaceuticals, Inc. *	84,455
30,905	Merrimack Pharmaceuticals, Inc. *	271,346
3,400	NPS Pharmaceuticals, Inc. *	88,400
15,430	PDL BioPharma, Inc.	115,262
19,665	Sequenom, Inc. *	58,405
10,280	United Therapeutics Corp. *	1,322,522
		2,334,627
	BUILDING MATERIALS - 0.5%
3,245	AAON, Inc.	55,197
3,330	Lennox International, Inc.	255,977
2,390	Patrick Industries, Inc. *	101,240
1,070	Quanex Building Products Corp.	19,356
		431,770
	CHEMICALS - 2.0%
2,785	A Schulman, Inc.	100,706
3,530	Celanese Corp.	206,576
9,685	Ferro Corp. *	140,336
365	Innophos Holdings, Inc.	20,108
300	Minerals Technologies, Inc.	18,513
520	NewMarket Corp.	198,130
2,490	Olin Corp.	62,873
1,875	PolyOne Corp.	66,713
3,750	PPG Industries, Inc.	737,775
550	Quaker Chemical Corp.	39,430
2,150	Sigma-Aldrich Corp.	292,422
		1,883,582
	COMMERCIAL SERVICES - 4.4%
2,420	Albany Molecular Research, Inc. *	53,409
3,800	Apollo Education Group, Inc. *	95,570
4,720	Avis Budget Group, Inc. *	259,081
570	Barrett Business Services, Inc.	22,509
17,300	Booz Allen Hamilton Holding Corp. - Cl. A	404,820
275	Capella Education Co.	17,215
675	Chemed Corp.	69,457
1,570	CRA International, Inc. *	39,925
3,505	Deluxe Corp.	193,336
4,250	DeVry Education Group, Inc.	181,942
3,820	Euronet Worldwide, Inc. *	182,558

JNF SSgA Sector Rotation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	COMMERCIAL SERVICES - 4.4% (Continued)
4,180	Gartner, Inc. *	$ 307,105
7,570	Global Cash Access Holdings, Inc. *	51,098
1,375	Grand Canyon Education, Inc. *	56,059
495	H&E Equipment Services, Inc.	19,939
2,030	Heidrick & Struggles International, Inc.	41,696
890	Huron Consulting Group, Inc. *	54,263
1,350	Korn/Ferry International *	33,615
3,350	Live Nation Entertainment, Inc. *	80,467
9,200	Manpowergroup, Inc.	644,920
330	Matthews International Corp.	14,484
3,150	McGraw Hill Financial, Inc.	266,018
1,640	PAREXEL International Corp. *	103,468
465	Providence Service Corp *	22,497
9,600	Quanta Services, Inc. *	348,384
7,700	SEI Investments Co.	278,432
650	Strayer Education, Inc. *	38,922
2,015	Team Health Holdings, Inc. *	116,850
3,845	TrueBlue, Inc. *	97,125
4,070	Western Union Co.	65,283
		4,160,447
	COMPUTERS - 2.1%
400	Barracuda Networks, Inc. *	10,260
45,230	Brocade Communications Systems, Inc.	491,650
700	CACI International, Inc. - Cl. A *	49,889
5,100	DST Systems, Inc.	427,992
680	EPAM Systems, Inc. *	29,777
3,135	iGATE Corp. *	115,117
2,830	Insight Enterprises, Inc. *	64,043
5,410	Lexmark International, Inc.	229,925
6,730	Manhattan Associates, Inc. *	224,917
2,620	NetScout Systems, Inc. *	119,996
2,185	Super Micro Computer, Inc. *	64,283
1,220	Synaptics, Inc. *	89,304
875	Syntel, Inc. *	76,948
		1,994,101
	COSMETICS & PERSONAL CARE - 0.7%
52,960	Avon Products, Inc.	667,296

JNF SSgA Sector Rotation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	DISTRIBUTION & WHOLESALE - 0.5%
6,700	Arrow Electronics, Inc. *	$ 370,845
1,020	Core-Mark Holding Co., Inc.	54,101
1,200	Owens & Minor, Inc.	39,288
475	ScanSource, Inc. *	16,430
		480,664
	DIVERSIFIED FINANCIAL SERVICES - 2.6%
1,475	Aircastle Ltd.	24,131
1,960	Cohen & Steers, Inc.	75,342
43,070	FNFV Group *	592,643
9,560	Invesco Ltd.	377,429
21,120	Lazard Ltd. - Cl. A	1,070,784
4,555	Nelnet, Inc. - Cl. A	196,275
3,445	Piper Jaffray Cos *	179,967
15	Walter Investment Management Corp. *	329
		2,516,900
	ELECTRIC - 3.1%
1,025	Avista Corp.	31,293
1,150	Black Hills Corp.	55,062
10,090	Consolidated Edison, Inc.	571,699
14,100	Entergy Corp.	1,090,353
2,250	IDACORP, Inc.	120,623
17,550	NRG Energy, Inc.	534,924
145	NRG Yield, Inc. - Cl. A	6,822
3,625	Otter Tail Corp.	96,679
1,050	Portland General Electric Co.	33,726
11,330	Public Service Enterprise Group, Inc.	421,929
		2,963,110
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.0%
395	EnerSys	23,163

	ELECTRONICS - 0.9%
1,360	Benchmark Electronics, Inc. *	30,206
2,000	Garmin Ltd.	103,980
490	Methode Electronics, Inc.	18,066
490	Park Electrochemical Corp.	11,540
9,725	Sanmina Corp. *	202,864
2,000	Tech Data Corp. *	117,720
8,800	Tyco International Ltd.	392,216
		876,592

JNF SSgA Sector Rotation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	ENERGY - ALTERNATE SOURCES - 0.4%
11,310	Enphase Energy, Inc. *	$ 169,537
11,375	Pacific Ethanol, Inc. *	158,795
75	REX American Resources Corp. *	5,466
		333,798
	ENGINEERING & CONSTRUCTION - 0.9%
12,550	AECOM Technology Corp. *	423,562
4,620	Argan, Inc.	154,216
710	EMCOR Group, Inc.	28,372
870	Granite Construction, Inc.	27,675
6,450	Tutor Perini Corp. *	170,280
200	VSE Corp.	9,804
		813,909
	ENTERTAINMENT - 0.8%
14,000	Dolby Laboratories, Inc. - Cl. A *	585,060
4,230	Eros International PLC *	61,800
2,280	Marriott Vacations Worldwide Corp. *	144,575
		791,435
	FOOD - 2.1%
3,010	Fresh Del Monte Produce, Inc.	96,019
850	John B Sanfilippo & Son, Inc.	27,506
5,160	Kroger Co.	268,320
2,015	Nutrisystem, Inc.	30,971
31,890	Pilgrim's Pride Corp. *	974,558
575	Sanderson Farms, Inc.	50,571
440	Seneca Foods Corp. *	12,584
4,440	SUPERVALU, Inc. *	39,694
150	TreeHouse Foods, Inc. *	12,075
13,110	Tyson Foods, Inc.	516,141
		2,028,439
	FOREST PRODUCTS & PAPER - 0.1%
1,625	Clearwater Paper Corp. *	97,679
320	Resolute Forest Products, Inc. *	5,005
		102,684
	GAS - 1.9%
14,910	AGL Resources, Inc.	765,479
2,100	Atmos Energy Corp.	100,170
877	Chesapeake Utilities Corp.	36,536
3,840	New Jersey Resources Corp.	193,958
7,500	NiSource, Inc.	307,350
7,300	Vectren Corp.	291,270
1,610	WGL Holdings, Inc.	67,813
		1,762,576

JNF SSgA Sector Rotation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	HAND & MACHINE TOOLS - 0.2%
2,570	Stanley Black & Decker, Inc.	$ 228,190

	HEALTHCARE - PRODUCTS - 3.7%
985	Abaxis, Inc.	49,949
715	Cepheid *	31,481
1,550	CR Bard, Inc.	221,200
6,900	Edwards Lifesciences Corp. *	704,835
770	Exactech, Inc. *	17,625
1,275	Greatbatch, Inc. *	54,328
10,700	Hill-Rom Holdings, Inc.	443,301
950	ICU Medical, Inc. *	60,971
2,550	Intuitive Surgical, Inc. *	1,177,641
3,385	Natus Medical, Inc. *	99,891
1,005	NuVasive, Inc. *	35,044
7,000	St Jude Medical, Inc.	420,910
1,315	STERIS Corp.	70,957
7,300	Symmetry Medical, Inc. *	73,657
1,150	Zeltiq Aesthetics, Inc. *	26,025
		3,487,815
	HEALTHCARE - SERVICES - 2.6%
1,980	Centene Corp. *	163,766
12,550	Cigna Corp.	1,138,159
19,850	Health Net, Inc. *	915,283
3,380	HealthSouth Corp.	124,722
500	Kindred Healthcare, Inc.	9,700
500	Magellan Health, Inc. *	27,365
5,985	Triple-S Management Corp. - Cl. B *	119,102
		2,498,097
	HOLDING COMPANIES - DIVERSIFIED - 0.0%
1,585	Horizon Pharma Plc *	19,464

	HOME FURNISHINGS - 0.8%
660	American Woodmark Corp. *	24,328
6,720	Kimball International, Inc.	101,136
5,155	Skullcandy, Inc. *	40,157
2,475	Universal Electronics, Inc. *	122,191
3,530	Whirlpool Corp.	514,145
		801,957

JNF SSgA Sector Rotation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	HOUSEHOLD PRODUCTS - 0.9%
5,340	ACCO Brands Corp. *	$ 36,846
13,700	Avery Dennison Corp.	611,705
640	Central Garden and Pet Co. *	5,146
1,700	Scotts Miracle-Gro Co.	93,500
1,300	Tupperware Brands Corp.	89,752
		836,949
	HOUSEWARES - 0.5%
550	Libbey, Inc. *	14,443
6,190	Newell Rubbermaid, Inc.	212,998
4,800	Toro Co.	284,304
		511,745
	INSURANCE - 4.0%
6,775	AmTrust Financial Services, Inc.	269,780
20,120	Endurance Specialty Holdings Ltd.	1,110,222
5,800	Everest Re Group Ltd.	939,658
2,560	Federated National Holding Co.	71,910
11,900	Lincoln National Corp.	637,602
1,340	Primerica, Inc.	64,615
7,320	Reinsurance Group of America, Inc.	586,552
8,825	Symetra Financial Corp.	205,887
		3,886,226
	INTERNET - 2.9%
3,450	CDW Corp.	107,122
5,270	Expedia, Inc.	461,757
4,240	F5 Networks, Inc. *	503,458
910	Netflix, Inc. *	410,574
475	NIC, Inc.	8,180
21,535	TeleCommunication Systems, Inc. - Cl. A *	60,083
2,335	VASCO Data Security International, Inc. *	43,851
21,480	VeriSign, Inc. *	1,183,978
		2,779,003
	IRON & STEEL - 1.1%
3,220	AK Steel Holding Corp. *	25,792
5,020	Commercial Metals Co.	85,691
7,040	Steel Dynamics, Inc.	159,174
18,910	United States Steel Corp.	740,705
		1,011,362
	LEISURE TIME - 0.5%
14,005	Nautilus, Inc. *	167,640
2,070	Polaris Industries, Inc.	310,065
		477,705

JNF SSgA Sector Rotation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	LODGING - 0.8%
10,300	Marriott International, Inc.	$ 719,970

	MACHINERY CONSTRUCTION & MINING - 0.0%
610	Hyster-Yale Materials Handling, Inc. - Cl. A	43,688

	MACHINERY - DIVERSIFIED - 0.4%
1,270	Hurco Cos, Inc.	47,828
4,200	IDEX Corp.	303,954
		351,782
	MEDIA - 1.6%
54,900	Cablevision Systems Corp.	961,299
2,190	Entercom Communications Corp. - Cl. A *	17,586
14,370	Starz *	475,360
3,530	Time, Inc. *	82,708
		1,536,953
	METAL FABRICATE & HARDWARE - 0.1%
960	Mueller Industries, Inc.	27,398
1,270	NN, Inc.	33,934
1,150	Worthington Industries, Inc.	42,803
		104,135
	MINING - 0.9%
33,410	Alcoa, Inc.	537,567
4,585	Century Aluminum Co. *	119,072
7,225	Gold Resource Corp.	36,992
70	Kaiser Aluminum Corp.	5,335
2,410	Stillwater Mining Co. *	36,222
1,480	US Silica Holdings, Inc.	92,515
		827,703
	MISCELLANEOUS MANUFACTURER - 4.4%
7,395	Blount International, Inc. *	111,886
3,110	Dover Corp.	249,826
10,490	Federal Signal Corp.	138,888
3,655	FreightCar America, Inc.	121,711
935	Harsco Corp.	20,018
11,150	Ingersoll-Rand PLC	628,414
8,600	ITT Corp.	386,484
1,400	John Bean Technologies Corp.	39,382
3,625	Parker-Hannifin Corp.	413,794
1,000	SPX Corp.	93,930
1,370	Standex International Corp.	101,572
10,250	Textron, Inc.	368,898
32,500	Trinity Industries, Inc.	1,518,400
		4,193,203

JNF SSgA Sector Rotation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	OFFICE FURNISHINGS - 0.2%
2,040	Herman Miller, Inc.	$ 60,894
1,575	HNI Corp.	56,684
3,600	Steelcase, Inc.	58,284
		175,862
	OFFICE & BUSINESS EQUIPMENT - 1.1%
41,520	Pitney Bowes, Inc.	1,037,585

	OIL & GAS - 5.0%
16,250	Abraxas Petroleum Corp. *	85,800
725	Adams Resources & Energy, Inc.	32,110
8,370	Athlon Energy, Inc. *	487,385
770	Carrizo Oil & Gas, Inc. *	41,441
875	Clayton Williams Energy, Inc. *	84,394
2,670	Comstock Resources, Inc.	49,715
2,410	Delek US Holdings, Inc.	79,819
4,110	Gastar Exploration, Inc. *	24,126
5,825	HollyFrontier Corp.	254,436
4,100	Murphy USA, Inc. *	217,546
20,160	Nabors Industries Ltd.	458,842
28,350	Patterson-UTI Energy, Inc.	922,225
2,205	PetroQuest Energy, Inc. *	12,392
11,350	SM Energy Co.	885,300
5,030	Trecora Resources *	62,271
4,160	Triangle Petroleum Corp. *	45,802
7,025	Warren Resources, Inc. *	37,233
9,430	Whiting Petroleum Corp. *	731,297
11,720	WPX Energy, Inc. *	281,983
		4,794,117
	OIL & GAS SERVICES - 0.7%
2,175	Basic Energy Services, Inc. *	47,176
690	Gulf Island Fabrication, Inc.	11,868
2,080	Helix Energy Solutions Group, Inc. *	45,885
4,520	Matrix Service Co. *	109,022
9,660	Newpark Resources, Inc. *	120,170
5,505	Pioneer Energy Services Corp. *	77,180
9,900	RPC, Inc.	217,404
800	Tesco Corp.	15,880
500	Willbros Group, Inc. *	4,165
		648,750

JNF SSgA Sector Rotation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	PACKAGING & CONTAINERS - 1.0%
9,700	Ball Corp.	$ 613,719
7,600	Graphic Packaging Holding Co. *	94,468
2,900	Packaging Corp. of America	185,078
740	UFP Technologies, Inc. *	16,265
		909,530
	PHARMACEUTICALS - 3.0%
1,500	Agios Pharmaceuticals, Inc. *	92,025
3,200	AmerisourceBergen Corp.	247,360
2,940	Anika Therapeutics, Inc. *	107,780
6,800	Cardinal Health, Inc.	509,456
4,705	Depomed, Inc. *	71,469
16,070	Dyax Corp. *	162,628
1,450	Impax Laboratories, Inc. *	34,380
2,910	Ironwood Pharmaceuticals, Inc. - Cl. A *	37,699
3,555	Lannett Co., Inc. *	162,392
7,270	Mallinckrodt PLC *	655,391
21,525	MannKind Corp. *	127,213
2,900	Omnicare, Inc.	180,554
1,700	Pacira Pharmaceuticals, Inc. *	164,764
790	PharMerica Corp. *	19,300
4,185	POZEN, Inc.	30,718
2,270	Raptor Pharmaceutical Corp. *	21,769
1,280	Salix Pharmaceuticals Ltd. *	199,987
4,135	TG Therapeutics, Inc. *	44,120
		2,869,005
	REAL ESTATE - 0.5%
11,280	Altisource Residential Corp.	270,720
3,855	HFF, Inc. - Cl. A	111,602
3,015	Marcus & Millichap, Inc. *	91,234
		473,556
	REITS - 8.4%
6,880	AG Mortgage Investment Trust, Inc.	122,464
2,770	American Capital Mortgage Investment Corp.	52,131
23,825	Anworth Mortgage Asset Corp.	114,122
8,360	Apollo Commercial Real Estate Finance, Inc.	131,336
550	Ashford Hospitality Trust, Inc.	5,621
3,800	Associated Estates Realty Corp.	66,538
1,170	AvalonBay Communities, Inc.	164,935
37,300	Brandywine Realty Trust	524,811
2,550	Capstead Mortgage Corp.	31,212
16,400	CBL & Associates Properties, Inc.	293,560
6,625	Cedar Realty Trust, Inc.	39,087

JNF SSgA Sector Rotation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	REITS - 8.4% (Continued)
6,140	Chatham Lodging Trust	$ 141,711
281,170	Chimera Investment Corp.	854,757
9,995	CYS Investments, Inc.	82,359
2,600	DiamondRock Hospitality Co.	32,968
20,910	Douglas Emmett, Inc.	536,760
3,220	FelCor Lodging Trust, Inc.	30,139
36,925	General Growth Properties, Inc.	869,584
1,860	Geo Group, Inc.	71,089
8,000	HCP, Inc.	317,680
5,900	Health Care REIT, Inc.	367,983
33,745	Hersha Hospitality Trust	214,956
3,725	Highwoods Properties, Inc.	144,902
16,600	Hospitality Properties Trust	445,710
33,100	Host Hotels & Resorts, Inc.	706,023
13,500	Kimco Realty Corp.	295,785
2,675	LaSalle Hotel Properties	91,592
13,490	MFA Financial, Inc.	104,952
1,760	Potlatch Corp.	70,770
5,900	Realty Income Corp.	240,661
7,265	RLJ Lodging Trust	206,835
1,000	SL Green Realty Corp.	101,320
1,805	Sovran Self Storage, Inc.	134,220
4,700	Sunstone Hotel Investors, Inc.	64,954
5,000	Ventas, Inc.	309,750
2,680	Western Asset Mortgage Capital Corp.	39,610
		8,022,887
	RETAIL - 7.1%
5,800	Advance Auto Parts, Inc.	755,740
2,675	Asbury Automotive Group, Inc. *	172,323
505	AutoZone, Inc. *	257,378
7,140	Barnes & Noble, Inc. *	140,944
23,400	Best Buy Co., Inc.	786,006
12,700	Big Lots, Inc.	546,735
2,150	Brown Shoe Co., Inc.	58,329
550	Buffalo Wild Wings, Inc. *	73,848
4,030	Build-A-Bear Workshop, Inc. *	52,712
14,500	Burger King Worldwide, Inc.	430,070
790	Casey's General Stores, Inc.	56,643
1,825	Cato Corp.	62,889
1,580	Chipotle Mexican Grill, Inc. - Cl. A *	1,053,212
6,390	Christopher & Banks Corp. *	63,197

JNF SSgA Sector Rotation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	RETAIL - 7.1% (Continued)
2,080	Citi Trends, Inc. *	$ 45,968
325	DineEquity, Inc.	26,517
890	Fiesta Restaurant Group, Inc. *	44,215
6,790	Foot Locker, Inc.	377,863
14,150	GameStop Corp. - Cl. A	582,980
575	HSN, Inc.	35,288
2,060	Jack in the Box, Inc.	140,471
1,040	Lithia Motors, Inc.	78,718
12,380	Macy's, Inc.	720,268
6,015	Pantry, Inc. *	121,683
400	Papa John's International, Inc.	15,996
1,480	PC Connection, Inc.	31,776
745	Penske Automotive Group, Inc.	30,240
3,930	Systemax, Inc. *	49,007
		6,811,016
	SAVINGS & LOANS - 0.2%
1,415	BofI Holding, Inc. *	102,885
1,645	First Defiance Financial Corp.	44,431
		147,316
	SEMICONDUCTORS - 3.2%
96,720	Advanced Micro Devices, Inc. *	329,815
7,400	Alpha & Omega Semiconductor Ltd. *	69,560
21,550	Applied Materials, Inc.	465,695
5,490	Applied Micro Circuits Corp. *	38,430
5,345	Cypress Semiconductor Corp.	52,782
5,075	Entropic Communications, Inc. *	13,499
3,750	Fairchild Semiconductor International, Inc. - Cl. A *	58,237
17,900	Freescale Semiconductor Ltd. *	349,587
925	International Rectifier Corp. *	36,297
3,560	Lam Research Corp.	265,932
9,100	Linear Technology Corp.	403,949
5,235	Microsemi Corp. *	133,021
1,215	Power Integrations, Inc.	65,501
2,310	Rambus, Inc. *	28,829
1,280	Semtech Corp. *	34,752
8,330	Silicon Image, Inc. *	41,983
11,215	Tessera Technologies, Inc.	298,095
9,600	Xilinx, Inc.	406,560
		3,092,524
	SHIPBUILDING - 0.3%
2,920	Huntington Ingalls Industries, Inc.	304,293

JNF SSgA Sector Rotation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	SOFTWARE - 3.8%
8,500	Activision Blizzard, Inc.	$ 176,715
2,150	Actua Corp. *	34,443
6,125	Aspen Technology, Inc. *	231,035
975	AVG Technologies *	16,166
24,550	Broadridge Financial Solutions, Inc.	1,022,016
33,700	Electronic Arts, Inc. *	1,200,057
850	Envestnet, Inc. *	38,250
3,180	Intuit, Inc.	278,727
590	ManTech International Corp. - Cl. A	15,901
6,060	PTC, Inc. *	223,614
800	QAD, Inc.	14,896
12,660	Take-Two Interactive Software, Inc. *	292,066
1,900	Verint Systems, Inc. *	105,659
		3,649,545
	TELECOMMUNICATIONS - 1.3%
4,575	ARRIS Group, Inc. *	129,724
160	Comtech Telecommunications Corp.	5,944
1,245	Enventis Corp.	22,634
34,620	Frontier Communications Corp.	225,376
1,025	IDT Corp.	16,461
5,070	Inteliquent, Inc.	63,122
4,070	LogMeIn, Inc. *	187,505
2,120	Oplink Communications, Inc.	35,658
9,730	Ruckus Wireless, Inc. *	129,993
6,800	T-Mobile US, Inc. *	196,316
2,285	Ubiquiti Networks, Inc. *	85,756
4,120	West Corp.	121,375
		1,219,864
	TRANSPORTATION - 1.5%
4,345	ArcBest Corp.	162,068
5,130	Con-way, Inc.	243,675
575	International Shipholding Corp.	10,287
2,650	Kirby Corp. *	312,303
5,075	Knight Transportation, Inc.	139,004
4,750	Landstar System, Inc.	342,903
1,400	Old Dominion Freight Line, Inc. *	98,896
2,145	PAM Transportation Services, Inc. *	77,756
13,220	Teekay Tankers Ltd. - Cl. A	49,311
		1,436,203
	TRUCKING & LEASING - 0.3%
3,710	Greenbrier Cos, Inc.	272,240

JNF SSgA Sector Rotation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	WATER - 0.5%
440	American States Water Co.	$ 13,385
8,100	American Water Works Co., Inc.	390,663
2,550	California Water Service Group	57,222
		461,270

	TOTAL COMMON STOCK (Cost - $85,819,155)	95,105,253

	SHORT-TERM INVESTMENTS - 0.7%
	MONEY MARKET FUND - 0.7%
627,017	Federated Prime Obligations Fund, to yield 0.03% ** (Cost - $627,017)	627,017

	TOTAL INVESTMENTS - 100.4% (Cost - $86,446,172) (a)	$ 95,732,270
	OTHER ASSETS LESS LIABILITES - NET - (0.4) %	(362,578)
	NET ASSETS - 100.0%	$ 95,369,692

* Non-income producing security.
** Variable rate security, the money market rate shown represents the rate at September 30, 2014.

 (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $86,479,675 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 11,283,125
	Unrealized depreciation:	(2,030,530)
	Net unrealized appreciation:	$ 9,252,595

JNF SSgA Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014
Shares		Value
	COMMON STOCK - 79.5%
	AEROSPACE & DEFENSE - 1.8%
350	Boeing Co.	$ 44,583
400	General Dynamics Corp.	50,836
600	Lockheed Martin Corp.	109,668
605	Northrop Grumman Corp.	79,715
400	Raytheon Co.	40,648
900	Spirit AeroSystems Holdings, Inc. - Cl. A *	34,254
		359,704
	AGRICULTURE - 2.2%
1,200	Altria Group, Inc.	55,128
3,500	Archer-Daniels-Midland Co.	178,850
300	Bunge Ltd.	25,269
1,960	Philip Morris International, Inc.	163,464
		422,711
	AIRLINES - 1.1%
600	American Airlines Group, Inc.	21,288
2,030	Delta Air Lines, Inc.	73,384
3,880	Southwest Airlines Co.	131,028
		225,700
	APPAREL - 0.4%
350	Hanesbrands, Inc.	37,604
390	NIKE, Inc.	34,788
		72,392
	AUTO PARTS & EQUIPMENT - 0.5%
400	Delphi Automotive PLC	24,536
600	Lear Corp.	51,846
315	TRW Automotive Holdings Corp. *	31,894
		108,276
	BANKS - 6.4%
1,100	Capital One Financial Corp.	89,782
2,200	Comerica, Inc.	109,692
1,190	Goldman Sachs Group, Inc.	218,448
8,810	Huntington Bancshares, Inc.	85,721
5,620	JPMorgan Chase & Co.	338,549
1,885	KeyCorp	25,127
1,635	Morgan Stanley	56,522
700	SVB Financial Group *	78,463
4,950	Wells Fargo & Co.	256,757
		1,259,061

JNF SSgA Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	BEVERAGES - 1.4%
2,300	Dr Pepper Snapple Group, Inc.	$ 147,913
220	Molson Coors Brewing Co.	16,377
300	Monster Beverage Corp. *	27,501
800	PepsiCo, Inc.	74,472
		266,263
	BIOTECHNOLOGY - 2.5%
200	Alexion Pharmaceuticals, Inc. *	33,164
240	Biogen Idec, Inc. *	79,394
270	Celgene Corp. *	25,591
2,550	Gilead Sciences, Inc. *	271,447
575	United Therapeutics Corp. *	73,974
		483,570
	BUILDING MATERIALS - 0.2%
400	Lennox International, Inc.	30,748

	CHEMICALS - 2.2%
1,185	Dow Chemical Co.	62,141
800	EI du Pont de Nemours & Co.	57,408
970	LyondellBasell Industries	105,400
725	PPG Industries, Inc.	142,636
290	Sherwin-Williams Co.	63,507
		431,092
	COMMERCIAL SERVICES - 1.9%
1,200	Apollo Education Group, Inc. *	30,180
170	Automatic Data Processing, Inc.	14,124
1,400	Booz Allen Hamilton Holding Corp. - Cl. A	32,760
1,010	Gartner, Inc. *	74,205
2,000	Manpowergroup, Inc.	140,200
400	MasterCard, Inc. - Cl. A	29,568
400	McGraw Hill Financial, Inc.	33,780
950	Western Union Co.	15,238
		370,055
	COMPUTERS - 3.9%
300	Accenture PLC - Cl. A	24,396
4,795	Apple, Inc.	483,096
2,805	Brocade Communications Systems, Inc.	30,490
1,135	Computer Sciences Corp.	69,405
3,520	Hewlett-Packard Co.	124,854
900	Lexmark International, Inc.	38,250
		770,491

JNF SSgA Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	COSMETICS & PERSONAL CARE - 0.9%
4,870	Avon Products, Inc.	$ 61,362
1,425	Procter & Gamble Co.	119,330
		180,692
	DIVERSIFIED FINANCIAL SERVICES - 1.7%
875	Discover Financial Services	56,341
2,140	Lazard Ltd. - Cl. A	108,498
750	Visa, Inc. - Cl. A	160,028
		324,867
	ELECTRIC - 1.8%
950	Ameren Corp.	36,413
1,810	Entergy Corp.	139,967
2,765	Exelon Corp.	94,259
825	Great Plains Energy, Inc.	19,940
1,550	Public Service Enterprise Group, Inc.	57,722
		348,301
	ELECTRONICS - 0.6%
425	Garmin Ltd.	22,096
810	Gentex Corp.	21,684
590	Honeywell International, Inc.	54,941
550	Tyco International Ltd.	24,514
		123,235
	ENTERTAINMENT - 0.2%
1,040	Dolby Laboratories, Inc. - Cl. A *	43,462

	FOOD - 1.2%
2,015	Kroger Co.	104,780
860	Pilgrim's Pride Corp. *	26,282
2,770	Tyson Foods, Inc.	109,055
		240,117
	GAS - 0.5%
1,275	Atmos Energy Corp.	60,817
900	UGI Corp.	30,681
		91,498
	HAND & MACHINE TOOLS - 0.4%
600	Snap-on, Inc.	72,648

JNF SSgA Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	HEALTHCARE - PRODUCTS - 1.6%
280	Becton Dickinson and Co.	$ 31,867
760	Covidien PLC	65,748
510	Edwards Lifesciences Corp. *	52,096
150	Intuitive Surgical, Inc. *	69,273
1,600	Medtronic, Inc.	99,120
		318,104
	HEALTHCARE - SERVICES - 1.5%
300	Aetna, Inc.	24,300
900	Cigna Corp.	81,621
900	Health Net, Inc. *	41,499
420	UnitedHealth Group, Inc.	36,225
950	WellPoint, Inc.	113,639
		297,284
	HOUSEHOLD PRODUCTS - 0.5%
725	Kimberly-Clark Corp.	77,988
275	Tupperware Brands Corp.	18,986
		96,974
	HOUSEWARES - 0.2%
670	Newell Rubbermaid, Inc.	23,055
400	Toro Co.	23,692
		46,747
	INSURANCE - 3.8%
500	American Financial Group, Inc.	28,945
750	American International Group, Inc.	40,515
550	Aspen Insurance Holdings Ltd.	23,524
550	Berkshire Hathaway, Inc. *	75,977
3,680	Endurance Specialty Holdings Ltd.	203,062
400	Everest Re Group Ltd.	64,804
2,460	Lincoln National Corp.	131,807
1,900	MBIA, Inc. *	17,442
1,630	Travelers Cos, Inc.	153,122
		739,198
	INTERNET - 3.5%
580	Expedia, Inc.	50,820
190	F5 Networks, Inc. *	22,561
1,915	Facebook, Inc. - Cl. A *	151,362
105	Google, Inc. *	60,623
210	Google, Inc. - Cl. A *	123,566
50	Netflix, Inc. *	22,559
40	Priceline Group, Inc. *	46,343

JNF SSgA Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	INTERNET - 3.5% (Continued)
570	Twitter, Inc. *	$ 29,401
3,105	VeriSign, Inc. *	171,148
120	Zillow, Inc. - Cl. A *	13,919
		692,302
	IRON & STEEL - 0.5%
1,000	Steel Dynamics, Inc.	22,610
2,135	United States Steel Corp.	83,628
		106,238
	LEISURE TIME - 0.3%
800	Royal Caribbean Cruises Ltd.	53,832

	LODGING - 0.7%
1,880	Marriott International, Inc.	131,412
665	MGM Resorts International *	15,149
		146,561
	MACHINERY - CONSTRUCTION & MINING - 0.4%
800	Caterpillar, Inc.	79,224

	MACHINERY-DIVERSIFIED - 0.2%
500	IDEX Corp.	36,185

	MEDIA - 3.1%
6,535	Cablevision Systems Corp.	114,428
1,325	Comcast Corp.	71,258
1,100	DIRECTV *	95,172
390	DISH Network Corp. *	25,186
850	Time Warner, Inc.	63,929
2,700	Walt Disney Co.	240,381
		610,354
	MINING - 0.2%
2,800	Alcoa, Inc.	45,052

	MISCELLANEOUS MANUFACTURERS - 2.8%
350	3M Co.	49,588
7,875	General Electric Co.	201,757
300	Illinois Tool Works, Inc.	25,326
600	Ingersoll-Rand PLC	33,816
2,420	ITT Corp.	108,755
2,550	Trinity Industries, Inc.	119,136
		538,378

JNF SSgA Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	OFFICE & BUSINESS EQUIPMENT - 0.6%
4,500	Pitney Bowes, Inc.	$ 112,455

	OIL & GAS - 6.4%
630	Anadarko Petroleum Corp.	63,907
530	Chevron Corp.	63,240
1,900	ConocoPhillips	145,388
800	EOG Resources, Inc.	79,216
3,915	Exxon Mobil Corp.	368,206
395	Helmerich & Payne, Inc.	38,659
1,070	Hess Corp.	100,922
300	Marathon Petroleum Corp.	25,401
2,100	Nabors Industries Ltd.	47,796
5,340	Patterson-UTI Energy, Inc.	173,710
380	Phillips 66	30,898
490	Valero Energy Corp.	22,672
875	Whiting Petroleum Corp. *	67,856
870	WPX Energy, Inc. *	20,932
		1,248,803
	OIL & GAS SERVICES - 0.4%
1,000	Baker Hughes, Inc.	65,060
700	RPC, Inc.	15,372
		80,432
	PACKAGING & CONTAINERS - 0.1%
350	Packaging Corp. of America	22,337

	PHARMACEUTICALS - 5.4%
1,255	AbbVie, Inc.	72,489
1,350	AmerisourceBergen Corp.	104,355
500	Bristol-Myers Squibb Co.	25,590
1,500	Cardinal Health, Inc.	112,380
500	Express Scripts Holding Co. *	35,315
3,480	Johnson & Johnson	370,933
150	McKesson Corp.	29,200
1,800	Merck & Co., Inc.	106,704
6,658	Pfizer, Inc.	196,877
		1,053,843

JNF SSgA Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	REITS - 2.4%
1,100	CBL & Associates Properties, Inc.	$ 19,690
20,620	Chimera Investment Corp.	62,685
700	Corrections Corp. of America	24,052
3,110	Hospitality Properties Trust	83,503
1,025	Host Hotels & Resorts, Inc.	21,863
2,700	Omega Healthcare Investors, Inc.	92,313
1,025	Public Storage	169,986
		474,092
	RETAIL - 3.7%
300	Advance Auto Parts, Inc.	39,090
1,690	Best Buy Co., Inc.	56,767
1,025	Big Lots, Inc.	44,126
705	Burger King Worldwide, Inc.	20,910
100	Chipotle Mexican Grill, Inc. - Cl. A *	66,659
490	GameStop Corp. - Cl. A	20,188
1,600	Home Depot, Inc.	146,784
1,600	Lowe's Cos, Inc.	84,672
1,500	Macy's, Inc.	87,270
625	TJX Cos, Inc.	36,981
1,400	Wal-Mart Stores, Inc.	107,058
290	Yum! Brands, Inc.	20,874
		731,379
	SEMICONDUCTORS - 2.6%
400	Analog Devices, Inc.	19,796
1,100	Applied Materials, Inc.	23,771
1,000	Freescale Semiconductor Ltd. *	19,530
4,230	Linear Technology Corp.	187,770
2,825	QUALCOMM, Inc.	211,225
700	Texas Instruments, Inc.	33,383
605	Xilinx, Inc.	25,622
		521,097
	SHIPBUILDING - 0.3%
500	Huntington Ingalls Industries, Inc.	52,105

	SOFTWARE - 2.9%
2,315	Activision Blizzard, Inc.	48,129
3,330	Electronic Arts, Inc. *	118,581
7,340	Microsoft Corp.	340,282
1,800	Oracle Corp.	68,904
		575,896

JNF SSgA Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares				Value
	TELECOMMUNICATIONS - 2.0%
3,500	AT&T, Inc.			$ 123,340
2,700	Cisco Systems, Inc.			67,959
600	Level 3 Communications, Inc. *			27,438
800	T-Mobile US, Inc. *			23,096
2,850	Verizon Communications, Inc.			142,472
				384,305
	TOYS/GAMES/HOBBIES - 0.1%
470	Hasbro, Inc.			25,848

	TRANSPORTATION - 1.1%
480	Con-way, Inc.			22,800
300	Landstar System, Inc.			21,657
340	Norfolk Southern Corp.			37,944
1,215	Union Pacific Corp.			131,730
				214,131
	WATER - 0.4%
1,775	American Water Works Co., Inc.			85,608

	TOTAL COMMON STOCK (Cost - $13,589,091)			15,613,647

Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 25.9%
	AGRICULTURE - 0.0%
$ 4,000	Altria Group, Inc.	9.7000	11/10/2018	$ 5,157

	BANKS - 0.2%
15,000	U.S. Bancorp	2.2000	4/25/2019	15,028
20,000	Wells Fargo & Co.	1.2500	7/20/2016	20,125
				35,153
	BEVERAGES - 0.1%
25,000	PepsiCo, Inc.	2.5000	5/10/2016	25,747

	BIOTECHNOLOGY - 0.0%
10,000	Celgene Corp.	2.2500	5/15/2019	9,964

	COMPUTERS - 0.1%
16,000	International Business Machines Corp.	4.0000	6/20/2042	15,379

	COSMETICS & PERSONAL CARE - 0.0%
10,000	Colgate-Palmolive Co.	1.7500	3/15/2019	9,921

JNF SSgA Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Par Value		Coupon Rate (%)	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
$ 20,000	American Express Credit Corp.	2.7500	9/15/2015	$ 20,423
10,000	General Electric Capital Corp.	1.0000	1/8/2016	10,041
10,000	General Electric Capital Corp.	2.9000	1/9/2017	10,392
10,000	General Electric Capital Corp.	6.7500	3/15/2032	13,221
				54,077
	ELECTRIC - 0.2%
10,000	Consolidated Edison Co. of New York Inc.	6.7500	4/1/2038	13,457
8,000	Dominion Resources, Inc.	4.4500	3/15/2021	8,682
15,000	Georgia Power Co.	5.4000	6/1/2040	17,422
				39,561
	HEALTHCARE PRODUCTS - 0.0%
10,000	Medtronic, Inc.	0.8750	2/27/2017	9,938

	MACHINERY-CONSTRUCTION & MINING - 0.1%
20,000	Caterpillar Financial Services Corp.	1.0000	11/25/2016	20,046

	MEDIA - 0.1%
10,000	Walt Disney Co.	1.3500	8/16/2016	10,121

	OIL & GAS - 0.1%
10,000	ConocoPhillips	4.6000	1/15/2015	10,116
20,000	Exxon Mobil Corp.	0.9210	3/15/2017	19,974
				30,090
	PHARMACEUTICALS - 0.1%
15,000	Pfizer, Inc.	6.2000	3/15/2019	17,548

	PIPELINES - 0.4%
15,000	TransCanada PipeLines Ltd.	3.8000	10/1/2020	15,826
45,000	TransCanada PipeLines Ltd.	4.8750	1/15/2015	45,571
10,000	TransCanada PipeLines Ltd.	7.1250	1/15/2019	12,024
				73,421
	RETAIL - 0.2%
10,000	McDonald's Corp.	6.3000	10/15/2037	12,907
15,000	Wal-Mart Stores, Inc.	6.5000	8/15/2037	19,960
				32,867
	TELECOMMUNICATIONS - 0.3%
25,000	Verizon Communications, Inc.	2.6250	2/21/2020	24,717
25,000	Verizon Communications, Inc.	3.0000	4/1/2016	25,779
				50,496

JNF SSgA Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Par Value		Coupon Rate (%)	Maturity	Value
	TRANSPORTATION - 0.2%
$ 10,000	Burlington Northern Santa Fe LLC	4.7000	10/1/2019	$ 11,138
15,000	United Parcel Service, Inc.	6.2000	1/15/2038	19,537
				30,675
	U.S. GOVERNMENT - 12.6%
55,000	United States Treasury Note	0.6250	12/15/2016	54,890
470,000	United States Treasury Note	0.6250	8/31/2017	463,831
275,000	United States Treasury Note	0.7500	12/31/2017	270,660
170,000	United States Treasury Note	0.7500	3/31/2018	166,520
180,000	United States Treasury Note	0.8750	4/15/2017	180,021
150,000	United States Treasury Note	1.7500	5/15/2022	144,240
160,000	United States Treasury Note	2.5000	8/15/2023	160,975
335,000	United States Treasury Note	2.5000	5/15/2024	335,249
115,000	United States Treasury Note	2.6250	8/15/2020	118,913
175,000	United States Treasury Note	2.7500	8/15/2042	160,398
250,000	United States Treasury Note	3.1250	5/15/2021	264,971
105,000	United States Treasury Note	3.5000	2/15/2039	111,751
35,000	United States Treasury Note	4.7500	2/15/2041	45,347
				2,477,766
	U.S GOVERNMENT AGENCY - 3.5%
70,000	Federal Home Loan Banks	5.3750	5/18/2016	75,555
165,000	Federal Home Loan Mortgage Corp.	3.7500	3/27/2019	178,742
50,000	Federal National Mortgage Association	0.3750	12/21/2015	50,088
120,000	Federal National Mortgage Association	5.0000	5/11/2017	132,515
125,000	Federal National Mortgage Association	5.3750	7/15/2016	135,532
110,000	Federal National Mortgage Association	5.3750	6/12/2017	122,796
				695,228
	U.S. GOVERNMENT AGENCIES - MORTGAGE BACKED - 7.4%
26,936	Federal Home Loan Mortgage Corp.	2.5000	7/1/2028	27,269
64,644	Federal Home Loan Mortgage Corp.	3.0000	1/1/2029	66,586
75,739	Federal Home Loan Mortgage Corp.	3.0000	7/1/2043	74,907
41,082	Federal Home Loan Mortgage Corp.	3.5000	3/1/2042	41,995
56,809	Federal Home Loan Mortgage Corp.	3.5000	10/1/2043	58,072
83,922	Federal Home Loan Mortgage Corp.	3.5000	5/1/2044	85,788
127,169	Federal Home Loan Mortgage Corp.	4.0000	5/1/2044	134,107
10,007	Federal Home Loan Mortgage Corp.	4.5000	5/1/2039	10,801
74,601	Federal Home Loan Mortgage Corp.	4.5000	11/1/2039	80,537
2,969	Federal Home Loan Mortgage Corp.	5.5000	9/1/2036	3,310
69,519	Federal National Mortgage Association	2.5000	4/1/2028	70,353
91,616	Federal National Mortgage Association	3.0000	3/1/2042	90,613
91,633	Federal National Mortgage Association	3.0000	2/1/2043	90,557
42,777	Federal National Mortgage Association	3.5000	9/1/2026	45,073
54,756	Federal National Mortgage Association	3.5000	12/1/2041	56,087
47,661	Federal National Mortgage Association	3.5000	4/1/2042	48,823

JNF SSgA Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Par Value		Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT AGENCIES - MORTGAGE BACKED - 7.4% (Continued)
$ 6,549	Federal National Mortgage Association	4.0000	2/1/2025	$ 6,992
17,528	Federal National Mortgage Association	4.0000	7/1/2025	18,712
37,108	Federal National Mortgage Association	4.0000	10/1/2040	39,170
16,250	Federal National Mortgage Association	4.0000	11/1/2040	17,153
36,755	Federal National Mortgage Association	4.0000	2/1/2041	38,798
32,838	Federal National Mortgage Association	4.0000	12/1/2041	34,663
3,362	Federal National Mortgage Association	4.5000	9/1/2035	3,634
20,288	Federal National Mortgage Association	4.5000	3/1/2039	21,920
23,001	Federal National Mortgage Association	4.5000	11/1/2039	24,866
37,204	Federal National Mortgage Association	4.5000	6/1/2040	40,245
25,861	Federal National Mortgage Association	4.5000	5/1/2041	27,985
25,760	Federal National Mortgage Association	5.0000	5/1/2035	28,501
2,255	Federal National Mortgage Association	5.0000	10/1/2035	2,494
28,959	Federal National Mortgage Association	5.0000	2/1/2036	32,024
31,399	Federal National Mortgage Association	5.0000	6/1/2040	34,724
45,321	Federal National Mortgage Association	5.0000	8/1/2041	50,069
22,314	Federal National Mortgage Association	5.5000	11/1/2035	24,997
14,615	Federal National Mortgage Association	5.5000	12/1/2039	16,264
1	Federal National Mortgage Association	6.5000	3/1/2037	1
798	Federal National Mortgage Association	7.0000	6/1/2029	894
				1,448,984

	TOTAL BONDS & NOTES (Cost - $5,041,239)			5,092,139
Shares
	SHORT-TERM INVESTMENTS - 1.2%
	MONEY MARKET FUND - 1.2%
233,841	Federated Prime Obligations Fund, to yield 0.03% ** (Cost - $233,841)			233,841

	TOTAL INVESTMENTS - 106.6% (Cost - $18,864,171) (a)			$ 20,939,627
	OTHER ASSETS LESS LIABILITIES - NET - (6.6) %			(1,289,987)
	NET ASSETS - 100.0%			$ 19,649,640

JNF SSgA Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

* Non-income producing security.
** Variable rate security, the money market rate shown represents the rate at September 30, 2014.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $18,883,018 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation:	$ 2,217,204
Unrealized depreciation:	(160,595)
Net unrealized appreciation:	$ 2,056,609

	JNF SSgA Retirement Income Portfolio
	PORTFOLIO OF INVESTMENTS (Unaudited)
	September 30, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 99.8%
	ASSET ALLOCATION FUND - 5.1%
8,745	SPDR Barclays Convertible Securities ETF	$ 434,189

	DEBT FUNDS - 38.0%
11,474	SPDR Barclays Emerging Markets Local Bond ETF	339,745
2,194	SPDR Barclays High Yield Bond ETF	88,155
7,262	SPDR Barclays Intermediate Term Corporate Bond ETF	247,852
29,972	SPDR Barclays Long Term Corporate Bond ETF	1,210,869
12,934	SPDR Barclays Long Term Treasury ETF	874,856
785	SPDR Barclays TIPS ETF *	43,779
10,046	SPDR Wells Fargo Preferred Stock ETF	437,101
		3,242,357
	EQUITY FUNDS - 56.7%
15,642	SPDR Dow Jones REIT ETF	1,248,232
2,204	SPDR EURO STOXX 50 ETF	87,499
7,641	SPDR Financial Select Sector Fund	177,042
2,854	SPDR Health Care Select Sector Fund	182,399
16,449	SPDR S&P Dividend ETF	1,232,688
13,276	SPDR S&P Emerging Markets Dividend ETF	485,769
19,664	SPDR S&P International Dividend ETF	910,050
9,360	SPDR STOXX Europe 50 ETF	343,980
4,537	SPDR Technology Select Sector Fund	181,072
		4,848,731

	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,675,071)	8,525,277

	SHORT-TERM INVESTMENTS - 0.4%
	MONEY MARKET FUND - 0.4%
35,005	Federated Prime Obligations Fund, to yield 0.03% ** (Cost - $35,005)	35,005

	TOTAL INVESTMENTS - 100.2% (Cost - $8,710,076) (a)	$ 8,560,282
	OTHER ASSETS LESS LIABILITIES - NET - (0.2) %	(13,623)
	NET ASSETS - 100.0%	$ 8,546,659

* Non-income producing security.
** Variable rate security, the money market rate shown represents the rate at September 30, 2014.

 (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $8,710,076 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 48,415
	Unrealized depreciation:	(198,209)
	Net unrealized depreciation:	$ (149,794)

JNF Portfolios
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities and other assets held by the Equity, Balanced and SSgA Portfolios listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Portfolio’s Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

JNF Portfolios
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2014 for the Portfolios' investments measured at fair value:

SSgA Sector Rotation Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 95,105,253	$ -	$ -	$ 95,105,253
Money Market Fund	627,017	-	-	627,017
Total	$ 95,732,270	$ -	$ -	$ 95,732,270

SSgA Tactical Allocation Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 15,613,647	$ -	$ -	$ 15,613,647
Bonds & Notes	-	5,092,139	-	5,092,139
Money Market Fund	233,841	-	-	233,841
Total	$ 15,847,488	$ 5,092,139	$ -	$ 20,939,627

SSgA Retirement Income Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 8,525,277	$ -	$ -	$ 8,525,277
Money Market Fund	35,005	-	-	35,005
Total	$ 8,560,282	$ -	$ -	$ 8,560,282

The Portfolios did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Portfolios' policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolios of Investments for security classification.

Exchange Traded Funds

The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jefferson National Portfolios

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/25/14

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/25/14